Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
Note 11 – Earnings Per Share

The computation of basic and diluted earnings per share was as follows:

	Year Ended December 31,
(in millions, except shares and per share amounts)	2016	2015	2014
Net income	$1,460	$733	$247
Less: Dividends on mandatory convertible preferred stock	(55)	(55)	—
Net income attributable to common stockholders - basic and diluted	$1,405	$678	$247

Weighted average shares outstanding - basic	822,470,275	812,994,028	805,284,712
Effect of dilutive securities:
Outstanding stock options and unvested stock awards	10,584,270	9,623,910	8,893,887
Mandatory convertible preferred stock	—	—	1,743,659
Weighted average shares outstanding - diluted	833,054,545	822,617,938	815,922,258

Earnings per share - basic	$1.71	$0.83	$0.31
Earnings per share - diluted	$1.69	$0.82	$0.30

Potentially dilutive securities:
Outstanding stock options and unvested stock awards	3,528,683	4,842,370	1,426,331
Mandatory convertible preferred stock	32,237,266	32,237,266	—

Potentially dilutive securities were not included in the computation of diluted earnings per share if to do so would have been anti-dilutive.